OTHER ASSETS	12 Months Ended
Dec. 31, 2017
Disclosure of other assets [Abstract]
OTHER ASSETS
15.	OTHER ASSETS

	December 31, 2017 US$‘000	December 31, 2016 US$‘000
Finance lease receivables (see Note 17)	685	788
Other assets	86	82

	771	870

The Group leases instruments as part of its business. For details of future minimum finance lease receivables with non-cancellable terms, please refer to Note 17.